Financial assets (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Financial assets, Non-current	₺ 37,773,574	₺ 23,317,033
Financial assets, current	14,158,967	9,006,722
Financial asset at fair value through profit or loss
Financial assets
Financial assets, Non-current	8,620,841	7,803,449
Financial assets, current	2,485,526	4,677,683
Financial asset at fair value through profit or loss | Investment funds
Financial assets
Financial assets, Non-current	8,620,841	7,803,449
Financial assets, current	2,485,526
Financial asset at fair value through profit or loss | Currency protected time deposits
Financial assets
Financial assets, current		4,677,683
Fair value through other comprehensive income
Financial assets
Financial assets, Non-current	29,152,733	15,513,584
Financial assets, current	9,524,555	2,933,859
Fair value through other comprehensive income | Debt securities
Financial assets
Financial assets, Non-current	29,152,733	15,513,584
Financial assets, current	9,524,555	2,933,859
Amortized cost
Financial assets
Financial assets, current	2,148,886	1,395,180
Amortized cost | Time deposits with maturity of more than three months
Financial assets
Financial assets, current	₺ 2,148,886	₺ 1,395,180